Derivative Instruments and Hedging Activities - Effect of Loss on Cross Currency Swaps (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized (losses) gains	$ (2,046)	$ 678	$ (2,940)	$ 2,867
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized (losses) gains	(24,947)	(15,896)	(11,770)	(45,988)
Cross Currency Interest Rate Contract [Member] | Realized gain on partial termination of cross currency swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized (losses) gains				6,800
Cross Currency Interest Rate Contract [Member] | Realized (losses) gains [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized (losses) gains	(144)	503	(289)	1,565
Cross Currency Interest Rate Contract [Member] | Unrealized losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized (losses) gains	$ (24,803)	$ (16,399)	$ (11,481)	$ (54,353)